Right of Use Assets and Lease Liabilities	3 Months Ended
Jun. 30, 2024
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Right of Use Assets and Lease Liabilities [Text Block]

7. Right of Use Assets and Lease Liabilities

The Company has recorded Right of Use Assets and Lease Liabilities in its consolidated statement of financial position for lease agreements that the Company has entered into that expire in more than one year at the inception of the leases. These leases have a carrying value at June 30, 2024 of $3,932,239 (March 31, 2024 - $4,124,563). Rental payments on the Right of Use Assets are discounted using an 8.0% rate of interest and capitalized on the Consolidated Statement of Financial Position as Lease Liabilities. The value of the Right of Use Assets is determined at lease inception and include the capitalized lease liabilities, incorporate upfront costs incurred and incentives received, and the value is depreciated over the term of the lease. For the three months ended June 30, 2024 the Company incurred interest expense of $86,483 (2023 - $98,183) on the Lease Liabilities, recognized depreciation expense of $192,324 (2023 - $201,694) on the Right of Use Assets and made total rental payments of $261,355 (2023 - $272,919).

GreenPower entered into a Contract of Lease-Purchase with the South Charleston Development Authority for a property located in South Charleston, West Virginia during the year ended March 31, 2023. The terms of the lease required no cash up front and monthly lease payments that start May 1, 2023. GreenPower is eligible for up to $1,300,000 forgiveness on the lease, calculated on a pro-rata basis for the employment up to 200 employees by December 31, 2024. GreenPower is also eligible for additional forgiveness of $500,000 for every 100 employees above the first 200. Title to the property will be transferred to GreenPower once total lease payments and the amount of the forgiveness reach $6.7 million. The lease liability recorded for this lease has not been reduced to reflect contingently forgivable amounts due to the uncertainty of the attainment of employment levels required to realize these lease liability reduction benefits.

The following table summarizes changes in Right of Use Assets between March 31, 2024 and June 30, 2024:

Right of Use Assets, March 31, 2024	$4,124,563
Depreciation	(192,324)

Right of Use Assets, June 30, 2024	$3,932,239

The following table summarizes changes in Right of Use Assets between March 31, 2023 and March 31, 2024:

Right of Use Assets, March 31, 2023	$4,845,738
Depreciation	(785,306)
Transfer to deposit	(5,000)
Additions during the period	69,131

Right of Use Assets, March 31, 2024	$4,124,563

The following table shows the remaining undiscounted payments on lease liabilities, interest on lease liabilities and the carrying value of lease liabilities as at June 30, 2024.

1 year	$850,141
thereafter	$5,401,652
less amount representing interest expense	$(1,790,495)
Lease liability	$4,461,298
Current Portion of Lease Liabilities	$533,520
Long Term Portion of Lease Liabilities	$3,927,778